As filed with the Securities and Exchange Commission on 02/25/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES - 88.7%
Basic Materials - 0.0%
Praxair, Inc.
2.250%, 09/24/2020	$30,000	$29,598

Communications - 1.6%
AT&T, Inc.
3.386% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	4,985,309
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	25,054
2.200%, 02/28/2021	100,000	98,702
3.000%, 06/15/2022	105,000	104,970
Comcast Corp.
1.625%, 01/15/2022	60,000	57,445
2.850%, 01/15/2023	100,000	98,111
NBC Universal Media LLC
5.150%, 04/30/2020	100,000	102,668
The Walt Disney Co.
1.650%, 01/08/2019	17,000	16,996
1.800%, 06/05/2020	30,000	29,562
2.150%, 09/17/2020	70,000	69,167
		5,587,984
Consumer, Cyclical - 1.0%
American Honda Finance Corp.
3.502% (3 Month LIBOR USD + 0.825%), 02/22/2019 (a)	500,000	500,410
1.950%, 07/20/2020	200,000	196,851
2.600%, 11/16/2022	50,000	48,672
Costco Wholesale Corp.
2.150%, 05/18/2021	50,000	49,184
General Motors Financial Co., Inc.
4.113% (3 Month LIBOR USD + 1.310%), 06/30/2022 (a)	2,000,000	1,933,960
PACCAR Financial Corp.
1.300%, 05/10/2019	12,000	11,926
3.100%, 05/10/2021	62,000	61,771
The Home Depot, Inc.
2.000%, 06/15/2019	30,000	29,916
2.000%, 04/01/2021	100,000	98,053
Toyota Motor Credit Corp.
2.100%, 01/17/2019	68,000	67,967
2.125%, 07/18/2019	40,000	39,788
2.200%, 01/10/2020	40,000	39,624
4.250%, 01/11/2021	100,000	102,568
2.150%, 09/08/2022	30,000	28,848

Walmart, Inc.
1.900%, 12/15/2020	30,000	29,531
4.250%, 04/15/2021	120,000	124,407
		3,363,476
Consumer, Non-cyclical - 2.5%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	98,000	96,373
AstraZeneca PLC
3.387% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	1,975,546
Bristol-Myers Squibb Co.
1.750%, 03/01/2019	50,000	49,893
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	72,863
Danaher Corp.
2.400%, 09/15/2020	25,000	24,773
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	68,689
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,921
2.250%, 03/03/2022	60,000	59,120
Merck & Co., Inc.
1.850%, 02/10/2020	14,000	13,875
3.875%, 01/15/2021	50,000	51,038
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	69,219
PepsiCo, Inc.
1.500%, 02/22/2019	15,000	14,971
1.550%, 05/02/2019	50,000	49,801
2.150%, 10/14/2020	60,000	59,257
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,525
Reckitt Benckiser Treasury Services PLC
3.384% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $5,772,528) (a)(d)(e)	5,775,000	5,677,018
The Coca-Cola Co.
1.375%, 05/30/2019	20,000	19,891
2.200%, 05/25/2022	50,000	48,620
The Hershey Co.
3.100%, 05/15/2021	150,000	151,374
The Procter & Gamble Co.
1.850%, 02/02/2021	15,000	14,736
2.300%, 02/06/2022	60,000	59,091
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	99,547
UnitedHealth Group, Inc.
2.700%, 07/15/2020	155,000	154,455
		8,909,596

Energy - 0.1%
Chevron Corp.
4.950%, 03/03/2019	20,000	20,063
2.419%, 11/17/2020	50,000	49,544
3.191%, 06/24/2023	50,000	49,949
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	15,144
Exxon Mobil Corp.
1.819%, 03/15/2019	100,000	99,819
		234,519
Financial - 82.0%
American Express Co.
3.151% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	3,391,000	3,352,234
3.341% (3 Month LIBOR USD + 0.650%), 02/27/2023 (a)	2,700,000	2,645,253
American Express Credit Corp.
2.250%, 08/15/2019	95,000	94,579
3.090% (3 Month LIBOR USD + 0.570%), 10/30/2019 (a)	1,000,000	1,000,478
3.168% (3 Month LIBOR USD + 0.430%), 03/03/2020 (a)	1,799,000	1,796,632
3.438% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	6,945,424
Athene Global Funding
4.027% (3 Month LIBOR USD + 1.230%), 07/01/2022 (Acquired 02/22/2018, Cost $3,049,736) (a)(d)	3,000,000	3,014,160
AvalonBay Communities, Inc.
3.625%, 10/01/2020	50,000	50,290
Banco Santander SA
3.980% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	4,800,000	4,782,003
3.767% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	13,250,000	12,980,730
3.545% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	500,000	490,580
Bank of America Corp.
2.650%, 04/01/2019	60,000	59,940
3.870% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,549,464
3.129% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	996,171
3.447% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	1,986,078
3.472% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,469,377
3.649% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,404,172
3.629% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	849,741
3.541% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	950,000	923,672
Bank of Montreal
3.401% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	4,300,000	4,272,754
BB&T Corp.
3.447% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,584,247
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	210,000	215,455
BlackRock, Inc.
5.000%, 12/10/2019	75,000	76,357
Canadian Imperial Bank of Commerce
2.718% (3 Month LIBOR USD + 0.310%), 10/05/2020 (a)(e)	4,000,000	3,978,780
3.508% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,457,148

Capital One Financial Corp.
3.378% (3 Month LIBOR USD + 0.760%), 05/12/2020 (a)	5,848,000	5,849,161
3.717% (3 Month LIBOR USD + 0.950%), 03/09/2022 (a)	3,000,000	2,952,843
3.240% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,460,763
Capital One, N.A.
3.411% (3 Month LIBOR USD + 0.820%), 08/08/2022 (a)	3,385,000	3,321,360
3.670% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,234,707
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	78,877
Citigroup, Inc.
3.818% (3 Month LIBOR USD + 1.310%), 10/26/2020 (a)	2,000,000	2,015,105
4.183% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	553,865
3.749% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,574,894
3.837% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	4,997,608
3.450% (3 Month LIBOR USD + 0.960%), 04/25/2022 (a)	1,890,000	1,865,998
3.199% (3 Month LIBOR USD + 0.690%), 10/27/2022 (a)	2,700,000	2,636,002
3.437% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,350,000	4,250,074
Credit Suisse Group AG
3.978% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $10,452,960) (a)(d)(e)	10,300,000	10,247,854
Deutsche Bank AG
3.406% (3 Month LIBOR USD + 0.970%), 07/13/2020 (a)(e)	8,000,000	7,791,231
ERP Operating LP
4.625%, 12/15/2021	75,000	77,622
HSBC Holdings PLC
5.007% (3 Month LIBOR USD + 2.240%), 03/08/2021 (a)(e)	1,000,000	1,024,619
3.240% (3 Month LIBOR USD + 0.600%), 05/18/2021 (a)(e)	6,300,000	6,208,623
3.908% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	9,400,000	9,498,057
Manufacturers & Traders Trust Co.
3.376% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	4,952,669
Mitsubishi UFJ Financial Group, Inc.
3.280% (3 Month LIBOR USD + 0.790%), 07/25/2022 (a)(e)	1,975,000	1,953,296
3.478% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	2,000,000	1,967,993
Mizuho Financial Group, Inc.
3.919% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,016,772
3.647% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	7,300,000	7,299,713
3.651% (3 Month LIBOR USD + 0.880%), 09/11/2022 (a)(e)	1,100,000	1,093,029
3.541% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	3,900,000	3,836,401
Morgan Stanley
3.649% (3 Month LIBOR USD + 1.140%), 01/27/2020 (a)	1,334,000	1,339,691
3.414% (3 Month LIBOR USD + 0.800%), 02/14/2020 (a)	300,000	300,013
3.869% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	1,000,000	1,004,910
3.649% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,894,325
3.399% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	7,920,000	7,812,712
3.887% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	4,900,000	4,879,345
3.811% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,014,395
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/2019	25,000	24,860
2.000%, 01/27/2020	75,000	74,294

Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,230
3.375%, 08/23/2021	25,000	25,196
PNC Bank, N.A.
2.400%, 10/18/2019	3,000,000	2,982,664
Public Storage
2.370%, 09/15/2022	80,000	77,301
Royal Bank of Canada
3.271% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,316,134
Simon Property Group LP
4.375%, 03/01/2021	50,000	51,065
2.500%, 07/15/2021	120,000	118,142
2.350%, 01/30/2022	50,000	48,578
State Street Corp.
1.950%, 05/19/2021	25,000	24,317
Sumitomo Mitsui Banking Corp.
2.755% (3 Month LIBOR USD + 0.310%), 10/18/2019 (a)(e)	2,000,000	1,998,560
2.799% (3 Month LIBOR USD + 0.350%), 01/17/2020 (a)(e)	2,525,000	2,523,165
Sumitomo Mitsui Financial Group, Inc.
3.546% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,060,191
3.590% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,016,188
3.205% (3 Month LIBOR USD + 0.780%), 07/12/2022 (a)(e)	5,400,000	5,371,335
SunTrust Bank
3.057% (3 Month LIBOR USD + 0.530%), 01/31/2020 (a)	2,000,000	1,998,387
3.008% (3 Month LIBOR USD + 0.500%), 10/26/2021 (a)	3,000,000	2,984,929
3.149% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	8,500,000	8,408,937
The Bank of New York Mellon Corp.
2.200%, 03/04/2019	59,000	58,932
4.600%, 01/15/2020	30,000	30,502
2.450%, 11/27/2020	35,000	34,595
3.570% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	11,036,000	11,061,317
The Bank of Nova Scotia
3.266% (3 Month LIBOR USD + 0.830%), 01/15/2019 (a)(e)	1,000,000	1,000,088
2.826% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	2,990,968
3.406% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	5,900,000	5,873,126
The Goldman Sachs Group, Inc.
3.850% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,007,748
3.786% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	1,996,149
3.618% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,941,000	1,920,053
3.307% (3 Month LIBOR USD + 0.780%), 10/31/2022 (a)	7,020,000	6,843,793
3.487% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	550,000	534,762
4.306% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	5,600,000	5,553,335
The Toronto-Dominion Bank
3.201% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,339,505
The Travelers Companies, Inc.
3.900%, 11/01/2020	110,000	111,705
U.S. Bancorp
2.200%, 04/25/2019 (f)	75,000	74,840

Visa, Inc.
2.200%, 12/14/2020	70,000	69,245
2.150%, 09/15/2022	50,000	48,419
Wells Fargo & Co.
2.150%, 01/30/2020	200,000	197,834
3.200% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,004,307
2.500%, 03/04/2021	30,000	29,527
4.076% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,526,908
4.600%, 04/01/2021	60,000	61,458
2.100%, 07/26/2021	110,000	106,601
3.548% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,472,808
3.597% (3 Month LIBOR USD + 1.110%), 01/24/2023 (a)	6,890,000	6,827,200
3.757% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	922,743
		286,808,187
Industrial - 0.7%
Caterpillar Financial Services Corp.
2.100%, 06/09/2019	15,000	14,946
2.250%, 12/01/2019	20,000	19,859
2.950%, 05/15/2020	50,000	49,969
1.850%, 09/04/2020	25,000	24,511
2.900%, 03/15/2021	15,000	14,993
Emerson Electric Co.
4.875%, 10/15/2019	45,000	45,631
General Dynamics Corp.
3.000%, 05/11/2021	105,000	105,261
2.250%, 11/15/2022	60,000	58,570
General Electric Co.
6.000%, 08/07/2019	50,000	50,547
5.500%, 01/08/2020	100,000	101,192
4.625%, 01/07/2021	250,000	250,757
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	790,068
Honeywell International, Inc.
1.800%, 10/30/2019	60,000	59,420
Illinois Tool Works, Inc.
1.950%, 03/01/2019	50,000	49,922
John Deere Capital Corp.
2.978% (3 Month LIBOR USD + 0.570%), 01/08/2019 (a)	500,000	500,032
1.950%, 06/22/2020	75,000	73,834
2.375%, 07/14/2020	50,000	49,546
2.650%, 01/06/2022	50,000	49,063
Pall Corp.
5.000%, 06/15/2020	50,000	51,441
United Parcel Service, Inc.
3.125%, 01/15/2021	30,000	30,254
2.350%, 05/16/2022	50,000	48,804
		2,438,620

Technology - 0.6%
Apple, Inc.
3.497% (3 Month LIBOR USD + 0.820%), 02/22/2019 (a)	1,000,000	1,001,040
1.550%, 02/07/2020	10,000	9,879
1.900%, 02/07/2020	45,000	44,611
1.800%, 05/11/2020	50,000	49,373
2.250%, 02/23/2021	63,000	62,279
2.150%, 02/09/2022	155,000	151,185
2.400%, 05/03/2023	60,000	58,048
IBM Credit LLC
1.800%, 01/20/2021	100,000	97,222
Intel Corp.
1.700%, 05/19/2021	110,000	106,931
3.300%, 10/01/2021	33,000	33,358
3.100%, 07/29/2022	50,000	50,075
International Business Machines Corp.
1.900%, 01/27/2020	100,000	98,866
Microsoft Corp.
4.200%, 06/01/2019	30,000	30,192
1.550%, 08/08/2021	225,000	218,654
Oracle Corp.
2.375%, 01/15/2019	15,000	14,996
5.000%, 07/08/2019	30,000	30,322
2.500%, 05/15/2022	130,000	127,306
		2,184,337
Utilities - 0.2%
DTE Electric Co.
3.900%, 06/01/2021	55,000	55,968
Duke Energy Carolinas LLC
4.300%, 06/15/2020	25,000	25,486
3.900%, 06/15/2021	25,000	25,344
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,531
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	20,206
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,086
Northern States Power Co.
2.200%, 08/15/2020	30,000	29,595
Public Service Company of Colorado
3.200%, 11/15/2020	30,000	30,138
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	24,857
2.000%, 08/15/2019	75,000	74,693
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	29,886

Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,345
3.400%, 06/01/2023	50,000	49,741
Westar Energy, Inc.
5.100%, 07/15/2020	75,000	77,009
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	25,249
		589,134
TOTAL CORPORATE BONDS AND NOTES (Cost $315,297,087)		310,145,451

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corporation REMICS - 0.7%
Series 3799, Class GK
2.750%, 01/15/2021	81,510	81,217
Series 3784, Class BH
3.500%, 01/15/2021	165,999	166,677
Series 2989, Class TG
5.000%, 06/15/2025	22,067	22,684
Series 3002, Class YD
4.500%, 07/15/2025	8,989	9,273
Series 3990, Class UB
2.500%, 01/15/2026	137,776	136,606
Series 3917, Class AB
1.750%, 07/15/2026	94,759	92,895
Series 2091, Class PG
6.000%, 11/15/2028	422,575	457,459
Series 2097, Class PZ
6.000%, 11/15/2028	269,905	291,295
Series 2526, Class FI
3.455% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	48,645	49,780
Series 4203, Class DM
3.000%, 04/15/2033	189,584	190,254
Series 4363, Class EJ
4.000%, 05/15/2033	133,484	138,391
Series 4453, Class DA
3.500%, 11/15/2033	261,876	266,416
Series 2759, Class TC
4.500%, 03/15/2034	261,313	271,944
Series 2881, Class AE
5.000%, 08/15/2034	6,009	6,132
Series 2933, Class HD
5.500%, 02/15/2035	11,992	12,798
Series 4305, Class KA
3.000%, 03/15/2038	30,199	30,133
Series 3843, Class GH

3.750%, 10/15/2039	29,928	30,470
Series 3824, Class PA
4.500%, 11/15/2039	238,532	242,196
Series 3786, Class NA
4.500%, 07/15/2040	56,119	58,288
Series 4305, Class A
3.500%, 06/15/2048	77,514	78,504
		2,633,412
Federal National Mortgage Association REMICS - 0.9%
Series 2005-40, Class YG
5.000%, 05/25/2025	18,957	19,440
Series 2011-122, Class A
3.000%, 12/25/2025	19,762	19,711
Series 2011-110, Class CA
3.500%, 06/25/2026	447,983	448,357
Series 2011-110, Class CY
3.500%, 11/25/2026	375,000	381,452
Series 2007-27, Class MQ
5.500%, 04/25/2027	5,762	6,105
Series 2013-124, Class BD
2.500%, 12/25/2028	207,225	204,498
Series 2014-8, Class DA
4.000%, 03/25/2029	152,500	156,611
Series 2002-56, Class PE
6.000%, 09/25/2032	120,815	132,862
Series 2013-72, Class HG
3.000%, 04/25/2033	301,211	301,288
Series 2003-127, Class EG
6.000%, 12/25/2033	147,541	162,297
Series 2004-60, Class AB
5.500%, 04/25/2034	384,019	405,767
Series 2005-48, Class AR
5.500%, 02/25/2035	4,293	4,322
Series 2005-62, Class CQ
4.750%, 07/25/2035	2,872	2,906
Series 2005-64, Class PL
5.500%, 07/25/2035	29,611	31,797
Series 2005-68, Class PG
5.500%, 08/25/2035	23,297	25,115
Series 2005-83A, Class LA
5.500%, 10/25/2035	12,641	13,604
Series 2006-57, Class AD
5.750%, 06/25/2036	46,793	48,505
Series 2014-23, Class PA
3.500%, 08/25/2036	70,359	71,387
Series 2007-39, Class NA
4.250%, 01/25/2037	420	419
Series 2013-83, Class CA
3.500%, 10/25/2037	45,430	45,804
Series 2011-9, Class LH
3.500%, 01/25/2039	442,777	448,772
Series 2009-47, Class PA
4.500%, 07/25/2039	3,148	3,222
Series 2011-113, Class NE
4.000%, 03/25/2040	6,331	6,333
Series 2012-134, Class VP

3.000%, 10/25/2042	174,902	174,880
		3,115,454
Government National Mortgage Association REMICS - 0.3%
Series 2013-88, Class WA
5.024%, 06/20/2030 (a)	75,112	77,607
Series 2002-22, Class GF
6.500%, 03/20/2032	28,649	28,594
Series 2002-51, Class D
6.000%, 07/20/2032	32,732	32,760
Series 2008-50, Class NA
5.500%, 03/16/2037	1,572	1,580
Series 2007-11, Class PE
5.500%, 03/20/2037	16,683	18,191
Series 2009-127, Class PK
4.000%, 10/20/2038	157,125	157,898
Series 2013-113, Class UB
3.000%, 11/20/2038	37,498	37,487
Series 2010-58, Class YJ
3.000%, 05/16/2039	137,926	138,030
Series 2011-18, Class NH
3.500%, 05/20/2039	154,731	154,146
Series 2012-39, Class MP
2.000%, 08/20/2039	133,562	132,407
Series 2010-112, Class NG
2.250%, 09/16/2040	201,603	195,120
		973,820
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,682,534)		6,722,686

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Bank - 0.1%
0.875%, 08/05/2019	200,000	197,866
1.000%, 09/26/2019	300,000	296,210
		494,076
Federal Home Loan Mortgage Corp. - 0.2%
1.750%, 05/30/2019	200,000	199,320
1.500%, 01/17/2020	355,000	351,015
5.500%, 04/01/2021, Gold Pool #G11941	8,444	8,587
5.500%, 11/01/2021, Gold Pool #G12454	4,665	4,759
5.500%, 04/01/2023, Gold Pool #G13145	11,141	11,466
4.000%, 02/01/2026, Gold Pool #J14494	32,573	33,429
4.000%, 06/01/2026, Gold Pool #J15974	11,586	11,893
3.000%, 12/01/2026, Gold Pool #J17508	105,952	106,364
4.500%, 06/01/2029, Gold Pool #C91251	11,233	11,636
4.500%, 12/01/2029, Gold Pool #C91281	21,527	22,301
4.500%, 04/01/2030, Gold Pool #C91295	11,981	12,530
		773,300
Federal National Mortgage Association - 0.3%
1.000%, 08/28/2019	125,000	123,607
2.000%, 01/05/2022	610,000	601,209
6.000%, 09/01/2019, Pool #735439	68	68
5.500%, 06/01/2020, Pool #888601	246	247

5.000%, 05/01/2023, Pool #254762	7,449	7,810
5.500%, 01/01/2024, Pool #AD0471	5,023	5,146
5.000%, 12/01/2025, Pool #256045	17,265	18,102
5.500%, 05/01/2028, Pool #257204	16,633	17,620
4.000%, 08/01/2029, Pool #MA0142	19,547	19,942
5.500%, 04/01/2037, Pool #AD0249	22,725	24,367
5.000%, 10/01/2039, Pool #AC3237	49,178	52,367
		870,485
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,150,133)		2,137,861

U.S. TREASURY OBLIGATIONS - 7.1%
U.S. Treasury Notes - 7.1%
0.875%, 07/31/2019	655,000	648,743
1.000%, 08/31/2019	815,000	806,393
1.750%, 09/30/2019	515,000	511,698
1.500%, 11/30/2019	410,000	405,808
1.125%, 12/31/2019	640,000	630,636
1.625%, 12/31/2019	220,000	217,830
1.250%, 01/31/2020	850,000	837,795
1.375%, 01/31/2020	250,000	246,752
1.375%, 02/29/2020	380,000	374,720
1.125%, 03/31/2020	300,000	294,811
1.375%, 04/30/2020	2,080,000	2,048,155
1.500%, 05/15/2020	1,300,000	1,281,616
1.500%, 05/31/2020	1,460,000	1,438,663
1.875%, 06/30/2020	200,000	198,043
1.625%, 07/31/2020	2,130,000	2,100,044
2.000%, 07/31/2020	610,000	605,031
1.375%, 08/31/2020	1,230,000	1,206,936
1.375%, 09/30/2020	1,625,000	1,593,195
1.375%, 10/31/2020	1,180,000	1,156,117
1.750%, 10/31/2020	450,000	443,880
1.625%, 11/30/2020	490,000	481,946
2.000%, 11/30/2020	390,000	386,408
1.375%, 01/31/2021	2,300,000	2,247,296
2.125%, 01/31/2021	345,000	342,356
1.125%, 02/28/2021	1,165,000	1,131,442
1.250%, 03/31/2021	2,135,000	2,078,360
1.375%, 04/30/2021	1,025,000	999,760
3.125%, 05/15/2021	100,000	101,499
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,098,432)		24,815,933

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 2.36% (a)(c)	4,654,100	4,654,100
TOTAL SHORT-TERM INVESTMENTS (Cost $4,654,100)		4,654,100
TOTAL INVESTMENTS (Cost $353,882,286) - 99.6%		348,476,031
Other Assets in Excess of Liabilities - 0.4%		1,469,266
TOTAL NET ASSETS - 100.0%		$349,945,297

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at
December 31, 2018.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of December 31, 2018.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2018, the market value of these securities total $18,939,032 which represents 5.4% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.
(f)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the
Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine months ended December 31, 2018 were as follows:

Issuer	U.S. Bancorp[1]
Market Value at 3/31/18	$74,602
Purchases	$0
Sales	$0
Amortization	($419)
Change in Unrealized Appreciation (Depreciation)	$657
Net Realized Gains (Losses)	$0
Market Value at 12/31/18	$74,840
Interest Income	$1,242

[1]Par values were $75,000 and $75,000 at 3/31/18 and 12/31/18, respectively.

Summary of Fair Value Measurements at December 31, 2018 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$310,145,451	$-	$310,145,451
Collateralized Mortgage Obligations	-	6,722,686	-	6,722,686
U.S. Government Agency Obligations	-	2,137,861	-	2,137,861
U.S. Treasury Obligations	-	24,815,933	-	24,815,933
Short-Term Investments	4,654,100	-	-	4,654,100
Total Investments in Securities	$4,654,100	$343,821,931	$-	$348,476,031

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
             Douglas J. Neilson, President

Date  2/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
             Douglas J. Neilson, President

Date  2/11/2019

By (Signature and Title)* /s/ Matthew J. McVoy
 Matthew J. McVoy, Treasurer

Date  2/11/2019

* Print the name and title of each signing officer under his or her signature.